EQUITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Stock option granted	448,398
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Number of option issued	1,052,589	1,352,459	1,700,154
Weighted average price of stock option beginning	$ 7.72	$ 6.72	$ 5.73
Stock option exercised	(36,340)	(299,870)	(311,695)
Weighted average price of stock option Exercised	$ 16.06	$ 1.09	$ 1.16
Stock option Forfeited	(9,155)		(36,000)
Weighted average price of stock option Forfeited	$ 10.69		$ 10.99
Stock option granted	448,398
Weighted average price of stock option granted	$ 23.78
Number of stock option issued	1,455,492	1,052,589	1,352,459
Weighted average price of stock option Ending	$ 9.51